Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	0.00%
Beginning balance	R$ 19,383	R$ 17,056
Ending balance	19,329	19,383	R$ 17,056
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,699	20,919	11,109
Acquisitions	1,381	2,553	10,552
Terminated agreements / derecognition	(738)	(368)	(420)
Exchange variation	808	1,287	(73)
Other	(21)	308	(249)
Ending balance	26,129	24,699	20,919
Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,919)	(3,455)	(2,719)
Terminated agreements / derecognition	703	320	374
Exchange variation	(277)	35	73
Other	38	(361)	100
Ending balance	(6,232)	(4,919)	(3,455)
Amortization expense	(1,777)	(1,458)	(1,283)
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(397)	(408)	(38)
Exchange variation	(4)	25	3
Ending balance	(568)	(397)	(408)
Increase	R$ (167)	R$ (14)	(375)
Write off			R$ 2
Goodwill and intangible assets from acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%	20.00%
Beginning balance	R$ 11,139	R$ 9,860
Ending balance	11,438	11,139	R$ 9,860
Goodwill and intangible assets from acquisition [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,162	9,694	2,081
Acquisitions	8	634	7,706
Terminated agreements / derecognition		(22)	(35)
Exchange variation	560	1,305	(58)
Other	(266)	(449)
Ending balance	11,464	11,162	9,694
Goodwill and intangible assets from acquisition [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23)	166	153
Other	(3)	(189)	13
Ending balance	R$ (26)	R$ (23)	R$ 166
Association for the promotion and offer of financial products and service [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	8.00%	8.00%	8.00%
Beginning balance	R$ 1,805	R$ 1,372
Ending balance	1,662	1,805	R$ 1,372
Association for the promotion and offer of financial products and service [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,452	1,748	1,409
Acquisitions	1	18	719
Terminated agreements / derecognition	(27)	(16)	(73)
Exchange variation	47	25	(12)
Other	56	677	(295)
Ending balance	2,529	2,452	1,748
Association for the promotion and offer of financial products and service [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(647)	(376)	(330)
Terminated agreements / derecognition	27	16	67
Exchange variation	(141)	(17)	84
Other	117	3	66
Ending balance	(867)	(647)	(376)
Amortization expense	R$ (223)	R$ (273)	(263)
Association for the promotion and offer of financial products and service [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(2)
Write off			R$ 2
Acquisition of software [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%	20.00%
Beginning balance	R$ 2,519	R$ 2,085
Ending balance	2,521	2,519	R$ 2,085
Acquisition of software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,571	3,840	2,362
Acquisitions	646	1,206	1,293
Terminated agreements / derecognition	(312)		(3)
Exchange variation	205	(77)	120
Other	137	(398)	68
Ending balance	5,247	4,571	3,840
Acquisition of software [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,998)	(1,701)	(1,190)
Terminated agreements / derecognition	312		1
Exchange variation	(152)	79	(107)
Other	(67)	119	24
Ending balance	(2,501)	(1,998)	(1,701)
Amortization expense	(596)	(495)	(429)
Acquisition of software [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(54)	(54)
Exchange variation	(4)		3
Ending balance	(225)	R$ (54)	(54)
Increase	R$ (167)		R$ (57)
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%	20.00%
Beginning balance	R$ 2,743	R$ 2,658
Ending balance	2,363	2,743	R$ 2,658
Internally developed software [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,353	3,525	3,311
Acquisitions	318	350	215
Terminated agreements / derecognition	(189)	(1)	(1)
Other	47	479
Ending balance	4,529	4,353	3,525
Internally developed software [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,267)	(532)	(252)
Terminated agreements / derecognition	154	(6)
Other	(13)	(283)
Ending balance	(1,823)	(1,267)	(532)
Amortization expense	(697)	(446)	(280)
Internally developed software [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(343)	(335)	(18)
Exchange variation		6
Ending balance	(343)	(343)	(335)
Increase		(14)	(317)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,177	1,081
Ending balance	R$ 1,345	R$ 1,177	R$ 1,081
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	10.00%	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%	20.00%
Other intangible assets [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 2,161	R$ 2,112	R$ 1,946
Acquisitions	408	345	619
Terminated agreements / derecognition	(210)	(329)	(308)
Exchange variation	(4)	34	(123)
Other	5	(1)	(22)
Ending balance	2,360	2,161	2,112
Other intangible assets [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(984)	(1,012)	(1,100)
Terminated agreements / derecognition	210	310	306
Exchange variation	16	(27)	96
Other	4	(11)	(3)
Ending balance	(1,015)	(984)	(1,012)
Amortization expense	R$ (261)	(244)	(311)
Other intangible assets [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(19)	(18)
Exchange variation		R$ 19
Ending balance			(19)
Increase			R$ (1)